Stock Options and Warrants (Details 1) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Summary of warrants outstanding
Exercise price of warrants	$ 0.03	$ 0.03
Warrant [Member]
Summary of warrants outstanding
Exercise price of warrants	$ 0.12
Warrant [Member] | July 1, 2014 [Member]
Summary of warrants outstanding
Warrants Outstanding	250,000
Exercise price of warrants	$ 0.20
Warrant [Member] | October 1, 2014 [Member]
Summary of warrants outstanding
Warrants Outstanding	250,000
Exercise price of warrants	$ 0.20
Warrant [Member] | January 1, 2015 [Member]
Summary of warrants outstanding
Warrants Outstanding	250,000
Exercise price of warrants	$ 0.12